Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000251596
Shareholder Report [Line Items]
Fund Name	Essential 40 Stock ETF
Trading Symbol	ESN
Additional Information Phone Number	1-800-451-5493
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 278,667,470
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 901,695
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$278,667,470 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$901,695 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	4.4%
Consumer Staples	4.5%
Materials	7.2%
Communications	7.5%
Energy	8.3%
Financials	8.8%
Consumer Discretionary	9.5%
Health Care	12.1%
Industrials	14.2%
Technology	22.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Intel Corporation	5.8%
Palo Alto Networks, Inc.	3.4%
Marathon Petroleum Corporation	3.1%
FedEx Corporation	3.0%
Ford Motor Company	2.8%
Apple, Inc.	2.8%
Delta Air Lines, Inc.	2.6%
Verizon Communications, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
Enterprise Products Partners, L.P.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.